Note 48	12 Months Ended
Dec. 31, 2021
Impairment or reversal of impairment of investments in joint ventures and associates [Abstract]
Disclosure of Impairment or reversal of impairment of investments in joint ventures and associates [Text Block]	Impairment or reversal of impairment of investments in joint ventures and associatesThe heading “Impairment or reversal of the impairment of investments in joint ventures or associates" did not include any impairment or reversal of impairment in the year ended 2021, and resulted in a loss of €190 million and €46 million for the years ended December 31, 2020 and 2019, respectively (see Note 16.3).